Shareholder Report, Average Annual Return (Details) 197661_RMB International Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	96 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RMB International Fund Class I (without sales charge)
Average Annual Return, Percent	32.74%	6.41%	3.93%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	7.22%